Other Financial Information - Additional Information (Detail) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Property Plant And Equipment [Abstract]
Other-than-temporary impairments considered	$ 0
Depreciation and amortization expense	543,000	337,000	851,000	651,000
Capitalized leasehold improvements			$ 478,000